16. WARRANT LIABILITY	12 Months Ended
Dec. 31, 2019
Warrant Liability
Note 16 - WARRANT LIABILITY

The Company’s warrant liability arises as a result of the issuance of warrants exercisable in U.S. dollars. As the denomination is different from the Canadian dollar functional currency of the entity issuing the underlying shares, the Company recognizes a derivative liability for these warrants and re-measures the liability at the end of each reporting period using the Black-Scholes model. Changes in respect of the Company’s warrant liability are as follows:

	December 31, 2019	December 31, 2018
Balance, beginning	$2,009	$1,161
US dollar warrants issued during the year	-	2,296
Fair value adjustment	(520)	(1,304)
Effect of movement in exchange rates	90	(144)
Balance, ending	$1,579	$2,009
Less: current portion	-	-
Non-current portion	$1,579	$2,009

The Company also has warrants outstanding that are denominated in Canadian dollars. These warrants are recognized through the consolidated statement of changes in equity upon issuance using the Black-Scholes model, and are not remeasured at the end of each reporting period.

Continuity of all warrants is as follows:

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2018	3,602,215	$1.99
Issued	7,175,846	$0.80
Warrants outstanding and exercisable, December 31, 2018	10,778,061	$1.20
Issued	464,122	C$0.85
Expired	(3,602,215)	$1.99
Warrants outstanding and exercisable, December 31, 2019	7,639,968	$0.79

		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	December 31, 2019	December 31, 2018
March 14, 2019	$1.00	-	40,000
November 28, 2019	$2.00	-	3,562,215
July 30, 2020	C$0.85	464,122	-
September 25, 2023	$0.80	7,175,846	7,175,846
		7,639,968	10,778,061

As at December 31, 2019, the weighted average remaining contractual life of warrants outstanding was 3.55 years (December 31, 2018 – 3.46 years).

Valuation of the warrant liability requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing warrants is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the warrant liability was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	December 31, 2019	December 31, 2018
Weighted average assumptions:
Risk-free interest rate	1.68%	1.88%
Expected dividend yield	0%	0%
Expected warrant life (years)	3.57	3.46
Expected stock price volatility	61.61%	61.47%
Weighted average fair value	$0.22	$0.19